NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Variable Insurance Portfolios - Asset Strategy (WRASP)
2,927,027 shares (cost $29,071,396)	$31,811,807
Variable Insurance Portfolios - Balanced (WRBP)
999,422 shares (cost $8,998,877)	10,188,509
Variable Insurance Portfolios - Bond (WRBDP)
2,009,001 shares (cost $11,095,759)	10,731,279
Variable Insurance Portfolios - Core Equity (WRCEP)
1,935,109 shares (cost $22,530,792)	27,432,497
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
673,349 shares (cost $4,552,162)	6,091,321
Variable Insurance Portfolios - Energy (WRENG)
287,767 shares (cost $1,764,451)	1,872,759
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
941,325 shares (cost $4,570,140)	4,447,480
Variable Insurance Portfolios - Growth (WRGP)
2,437,121 shares (cost $23,795,622)	29,447,495
Variable Insurance Portfolios - High Income (WRHIP)
3,210,539 shares (cost $11,009,931)	12,362,501
Variable Insurance Portfolios - International Growth (WRIP)
870,953 shares (cost $7,198,004)	7,703,494
Variable Insurance Portfolios - International Core Equity (WRI2P)
307,628 shares (cost $4,735,035)	5,536,443
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
75,175 shares (cost $1,457,899)	2,009,384
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
543,053 shares (cost $4,181,192)	5,889,139
Variable Insurance Portfolios - Money Market (WRMMP)
1,617,585 shares (cost $1,617,585)	1,617,585
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
90,951 shares (cost $462,686)	521,122
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
61,373 shares (cost $317,812)	339,993
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
346,800 shares (cost $1,806,377)	2,035,993
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
450,729 shares (cost $2,491,106)	2,765,580
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
54,853 shares (cost $300,044)	318,392
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
371,112 shares (cost $2,304,317)	3,557,181
Variable Insurance Portfolios - Science and Technology (WRSTP)
972,339 shares (cost $16,762,960)	24,331,039
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,186,063 shares (cost $11,621,699)	14,413,625
Variable Insurance Portfolios - Small Cap Value (WRSCV)
184,353 shares (cost $2,700,418)	3,314,689

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Value (WRVP)
1,554,243 shares (cost $9,389,667)	$11,480,886

Total Investments	$220,220,193

Accounts Payable	(2,813)

$220,217,380

Contract Owners’ Equity:
Accumulation units	220,217,380

Total Contract Owners’ Equity (note 8)	$220,217,380

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,166,064	164,627	92,564	430,241	129,833	67,104	-	-

Net investment income (loss)	2,166,064	164,627	92,564	430,241	129,833	67,104	-	-

Realized gain (loss) on investments	4,940,171	652,816	179,199	5,016	581,932	69,176	194,516	163,637
Change in unrealized gain (loss) on investments	(21,221,102)	(6,990,806)	(376,910)	(300,265)	(1,905,302)	(30,311)	(499,563)	(816,854)

Net gain (loss) on investments	(16,280,931)	(6,337,990)	(197,711)	(295,249)	(1,323,370)	38,865	(305,047)	(653,217)

Reinvested capital gains	23,032,971	4,363,673	832,054	340,228	3,657,846	450,174	70,077	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,918,104	(1,809,690)	726,907	475,220	2,464,309	556,143	(234,970)	(653,217)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPAP
Reinvested dividends	$114,729	637,682	170,233	142,578	-	-	341	4,744

Net investment income (loss)	114,729	637,682	170,233	142,578	-	-	341	4,744

Realized gain (loss) on investments	730,690	484,664	71,028	(33,615)	60,526	193,215	-	18,052
Change in unrealized gain (loss) on investments	(2,750,156)	(944,653)	(856,382)	(474,889)	(381,403)	(113,211)	-	(37,823)

Net gain (loss) on investments	(2,019,466)	(459,989)	(785,354)	(508,504)	(320,877)	80,004	-	(19,771)

Reinvested capital gains	5,099,075	96,205	694,181	442,883	272,880	348,571	-	40,565

Net increase (decrease) in contract owners’ equity resulting from operations	$3,194,338	273,898	79,060	76,957	(47,997)	428,575	341	25,538

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$3,700	20,281	27,090	3,330	31,574	-	-	3,002

Net investment income (loss)	3,700	20,281	27,090	3,330	31,574	-	-	3,002

Realized gain (loss) on investments	1,398	27,737	43,341	5,486	54,843	718,520	307,636	166,292
Change in unrealized gain (loss) on investments	(14,673)	(105,011)	(132,873)	(18,005)	557,798	(2,066,998)	(1,816,774)	(461,683)

Net gain (loss) on investments	(13,275)	(77,274)	(89,532)	(12,519)	612,641	(1,348,478)	(1,509,138)	(295,391)

Reinvested capital gains	20,977	138,860	182,290	21,574	180,612	2,027,427	1,719,315	515,975

Net increase (decrease) in contract owners’ equity resulting from operations	$11,402	81,867	119,848	12,385	824,827	678,949	210,177	223,586

Investment Activity:	WRVP
Reinvested dividends	$122,411

Net investment income (loss)	122,411

Realized gain (loss) on investments	244,066
Change in unrealized gain (loss) on investments	(684,355)

Net gain (loss) on investments	(440,289)

Reinvested capital gains	1,517,529

Net increase (decrease) in contract owners’ equity resulting from operations	$1,199,651

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,166,064	2,232,424	164,627	420,181	92,564	124,887	430,241	424,769
Realized gain (loss) on investments	4,940,171	3,254,394	652,816	708,337	179,199	177,655	5,016	131,355
Change in unrealized gain (loss) on investments	(21,221,102)	37,616,945	(6,990,806)	6,288,563	(376,910)	807,860	(300,265)	(1,017,907)
Reinvested capital gains	23,032,971	6,894,903	4,363,673	-	832,054	717,893	340,228	200,870

Net increase (decrease) in contract owners’ equity resulting from operations	8,918,104	49,998,666	(1,809,690)	7,417,081	726,907	1,828,295	475,220	(260,913)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,747,031	13,816,139	2,139,757	2,381,442	539,083	560,281	693,663	774,959
Transfers between funds	-	-	(377,839)	(774,155)	272,010	646,674	(12,157)	(356,669)
Surrenders (note 6)	(10,179,383)	(10,628,591)	(1,523,605)	(1,713,953)	(580,881)	(528,141)	(574,754)	(867,258)
Death Benefits (note 4)	(4,064,245)	(957,467)	(645,016)	(151,353)	(23,707)	(63,061)	(538,098)	(66,178)
Net policy repayments (loans) (note 5)	(1,396,543)	(1,985,925)	(336,996)	(296,564)	14,916	(3,523)	15,532	(309,081)
Deductions for surrender charges (note 2d)	(263,810)	(300,100)	(56,529)	(74,866)	(6,251)	(8,383)	(11,230)	(11,520)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,707,480)	(8,095,221)	(1,234,269)	(1,353,144)	(358,591)	(368,130)	(427,119)	(527,131)
Asset charges (note 3)	(949,684)	(879,694)	(145,157)	(142,170)	(42,312)	(38,552)	(45,085)	(48,322)
Adjustments to maintain reserves	(59)	(599)	17	(69)	(16)	13	(6)	(5)

Net equity transactions	(11,814,173)	(9,031,458)	(2,179,637)	(2,124,832)	(185,749)	197,178	(899,254)	(1,411,205)

Net change in contract owners’ equity	(2,896,069)	40,967,208	(3,989,327)	5,292,249	541,158	2,025,473	(424,034)	(1,672,118)
Contract owners’ equity beginning of period	223,113,449	182,146,241	35,800,732	30,508,483	9,647,341	7,621,868	11,155,309	12,827,427

Contract owners’ equity end of period	$220,217,380	223,113,449	31,811,405	35,800,732	10,188,499	9,647,341	10,731,275	11,155,309

CHANGES IN UNITS:
Beginning units	9,788,446	10,221,675	977,058	1,041,873	424,182	414,540	606,332	682,645
Units purchased	721,154	953,580	67,862	81,283	38,007	61,279	42,095	46,938
Units redeemed	(1,206,004)	(1,386,809)	(128,493)	(146,098)	(45,757)	(51,637)	(89,387)	(123,251)

Ending units	9,303,596	9,788,446	916,427	977,058	416,432	424,182	559,040	606,332

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGNR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$129,833	121,318	67,104	82,886	-	-	-	-
Realized gain (loss) on investments	581,932	510,954	69,176	35,262	194,516	17,624	163,637	(591,505)
Change in unrealized gain (loss) on investments	(1,905,302)	4,151,499	(30,311)	1,131,747	(499,563)	421,678	(816,854)	984,353
Reinvested capital gains	3,657,846	1,786,036	450,174	112,633	70,077	6,457	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,464,309	6,569,807	556,143	1,362,528	(234,970)	445,759	(653,217)	392,848

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,217,483	1,275,213	430,762	492,251	191,735	199,870	537,236	620,553
Transfers between funds	14,612	221,162	(100,492)	(139,917)	132,515	42,794	(20,174)	(648,581)
Surrenders (note 6)	(776,326)	(930,858)	(353,518)	(190,630)	(174,851)	(55,763)	(222,989)	(267,847)
Death Benefits (note 4)	(373,249)	(119,444)	(8,862)	(9,528)	-	(7,060)	(10,540)	(8,016)
Net policy repayments (loans) (note 5)	(123,207)	(78,854)	10,156	(139,612)	(21,520)	(18,162)	(59,196)	(21,456)
Deductions for surrender charges (note 2d)	(16,182)	(17,282)	(14,564)	(12,933)	(6,954)	(3,971)	(12,389)	(19,629)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(817,019)	(839,499)	(224,651)	(233,750)	(101,768)	(100,660)	(231,102)	(257,867)
Asset charges (note 3)	(108,715)	(96,693)	(25,376)	(23,107)	(9,890)	(8,568)	(23,563)	(23,590)
Adjustments to maintain reserves	(54)	(127)	13	(7)	8	1	(10)	25

Net equity transactions	(982,657)	(586,382)	(286,532)	(257,233)	9,275	48,481	(42,727)	(626,408)

Net change in contract owners’ equity	1,481,652	5,983,425	269,611	1,105,295	(225,695)	494,240	(695,944)	(233,560)
Contract owners’ equity beginning of period	25,950,294	19,966,869	5,821,718	4,716,423	2,098,454	1,604,214	5,143,417	5,376,977

Contract owners’ equity end of period	$27,431,946	25,950,294	6,091,329	5,821,718	1,872,759	2,098,454	4,447,473	5,143,417

CHANGES IN UNITS:
Beginning units	1,293,381	1,328,636	281,669	295,766	136,989	133,793	341,994	385,418
Units purchased	74,449	91,553	23,124	29,931	20,398	18,124	37,704	46,488
Units redeemed	(121,251)	(126,808)	(36,480)	(44,028)	(20,697)	(14,928)	(39,652)	(89,912)

Ending units	1,246,579	1,293,381	268,313	281,669	136,690	136,989	340,046	341,994

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRGP		WRHIP		WRIP		WRI2P
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$114,729	102,347	637,682	609,937	170,233	65,427	142,578	81,023
Realized gain (loss) on investments	730,690	697,108	484,664	213,362	71,028	135,009	(33,615)	(169,908)
Change in unrealized gain (loss) on investments	(2,750,156)	4,999,314	(944,653)	429,790	(856,382)	968,072	(474,889)	1,211,151
Reinvested capital gains	5,099,075	1,829,568	96,205	-	694,181	139,994	442,883	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,194,338	7,628,337	273,898	1,253,089	79,060	1,308,502	76,957	1,122,266

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,412,479	1,493,069	667,879	746,327	548,007	604,500	389,884	406,261
Transfers between funds	(286,381)	(515,956)	264,121	519,434	(128,499)	(12,893)	124,714	113,356
Surrenders (note 6)	(1,178,998)	(1,181,247)	(697,881)	(710,899)	(245,738)	(325,314)	(440,400)	(268,654)
Death Benefits (note 4)	(349,445)	(92,581)	(666,875)	(212,401)	(187,702)	(21,901)	(10,884)	(12,329)
Net policy repayments (loans) (note 5)	(153,858)	(61,877)	(83,803)	(159,817)	(42,163)	(135,947)	(18,736)	(4,927)
Deductions for surrender charges (note 2d)	(11,577)	(14,951)	(22,548)	(17,352)	(9,515)	(13,531)	(6,176)	(12,258)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(929,583)	(929,380)	(415,354)	(459,392)	(275,344)	(295,361)	(192,656)	(195,661)
Asset charges (note 3)	(125,690)	(110,036)	(52,944)	(52,024)	(34,417)	(32,181)	(23,146)	(20,709)
Adjustments to maintain reserves	(11)	(2)	5	(29)	(7)	(35)	3	(30)

Net equity transactions	(1,623,064)	(1,412,961)	(1,007,400)	(346,153)	(375,378)	(232,663)	(177,397)	5,049

Net change in contract owners’ equity	1,571,274	6,215,376	(733,502)	906,936	(296,318)	1,075,839	(100,440)	1,127,315
Contract owners’ equity beginning of period	27,876,204	21,660,828	13,095,709	12,188,773	7,999,568	6,923,729	5,636,880	4,509,565

Contract owners’ equity end of period	$29,447,478	27,876,204	12,362,207	13,095,709	7,703,250	7,999,568	5,536,440	5,636,880

CHANGES IN UNITS:
Beginning units	1,524,810	1,616,802	433,153	445,482	462,555	477,316	243,779	243,610
Units purchased	87,517	116,387	34,016	37,953	34,746	46,462	26,937	27,933
Units redeemed	(171,721)	(208,379)	(65,919)	(50,282)	(56,096)	(61,223)	(34,688)	(27,764)

Ending units	1,440,606	1,524,810	401,250	433,153	441,205	462,555	236,028	243,779

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMIC		WRMCG		WRMMP		WRPAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	341	411	4,744	5,838
Realized gain (loss) on investments	60,526	41,858	193,215	181,376	-	-	18,052	2,959
Change in unrealized gain (loss) on investments	(381,403)	688,906	(113,211)	1,024,147	-	-	(37,823)	74,992
Reinvested capital gains	272,880	72,482	348,571	172,392	-	-	40,565	27,142

Net increase (decrease) in contract owners’ equity resulting from operations	(47,997)	803,246	428,575	1,377,915	341	411	25,538	110,931

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	126,737	131,844	343,940	365,598	151,791	172,742	57,913	58,407
Transfers between funds	12,650	17,616	(122,256)	(212,075)	124,332	500,198	3,598	23,003
Surrenders (note 6)	(82,528)	(93,519)	(281,858)	(244,131)	(234,918)	(685,215)	(32,284)	(8,858)
Death Benefits (note 4)	(29,797)	(8,086)	(4,935)	(17,268)	(179,254)	(54,691)	(17,898)	-
Net policy repayments (loans) (note 5)	(40,669)	(8,728)	(60,327)	(45,361)	27,305	17,205	(5,734)	3,500
Deductions for surrender charges (note 2d)	(4,812)	(3,769)	(13,478)	(11,561)	(2,996)	(5,673)	(17,312)	(3,005)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,994)	(75,834)	(178,263)	(183,568)	(112,919)	(133,441)	(29,908)	(30,985)
Asset charges (note 3)	(9,131)	(8,133)	(23,446)	(22,200)	(9,704)	(11,605)	(2,712)	(2,335)
Adjustments to maintain reserves	16	(8)	1	12	11	-	(2)	8

Net equity transactions	(104,528)	(48,617)	(340,622)	(370,554)	(236,352)	(200,480)	(44,339)	39,735

Net change in contract owners’ equity	(152,525)	754,629	87,953	1,007,361	(236,011)	(200,069)	(18,801)	150,666
Contract owners’ equity beginning of period	2,161,915	1,407,286	5,801,194	4,793,833	1,853,211	2,053,280	539,928	389,262

Contract owners’ equity end of period	$2,009,390	2,161,915	5,889,147	5,801,194	1,617,200	1,853,211	521,127	539,928

CHANGES IN UNITS:
Beginning units	75,409	77,205	230,071	247,036	150,412	166,684	37,766	34,614
Units purchased	5,484	7,345	13,929	18,134	24,553	55,216	4,317	6,554
Units redeemed	(9,563)	(9,141)	(27,480)	(35,099)	(43,735)	(71,488)	(7,321)	(3,402)

Ending units	71,330	75,409	216,520	230,071	131,230	150,412	34,762	37,766

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,700	4,485	20,281	19,295	27,090	27,612	3,330	3,399
Realized gain (loss) on investments	1,398	339	27,737	25,586	43,341	22,395	5,486	7,184
Change in unrealized gain (loss) on investments	(14,673)	25,604	(105,011)	220,744	(132,873)	328,741	(18,005)	24,814
Reinvested capital gains	20,977	13,294	138,860	61,470	182,290	100,206	21,574	10,116

Net increase (decrease) in contract owners’ equity resulting from operations	11,402	43,722	81,867	327,095	119,848	478,954	12,385	45,513

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,287	3,048	133,317	128,886	169,717	185,916	27,189	30,489
Transfers between funds	5,879	20,610	12,376	129,148	106,946	406,523	(22,811)	46,503
Surrenders (note 6)	(15,532)	-	(7,330)	(50,365)	(111,607)	(28,735)	(10,932)	(20,048)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(11,450)	140	3,776	(5,516)	(18)	(25)
Deductions for surrender charges (note 2d)	-	-	(36)	(846)	(3,222)	(3,882)	-	(4,513)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,720)	(10,246)	(100,426)	(98,247)	(116,575)	(102,900)	(18,079)	(18,333)
Asset charges (note 3)	(1,199)	(1,103)	(8,023)	(7,349)	(11,394)	(9,893)	(1,493)	(1,315)
Adjustments to maintain reserves	(8)	2	-	(10)	(8)	5	9	1

Net equity transactions	(19,293)	12,311	18,428	101,357	37,633	441,518	(26,135)	32,759

Net change in contract owners’ equity	(7,891)	56,033	100,295	428,452	157,481	920,472	(13,750)	78,272
Contract owners’ equity beginning of period	347,881	291,848	1,935,692	1,507,240	2,608,096	1,687,624	332,148	253,876

Contract owners’ equity end of period	$339,990	347,881	2,035,987	1,935,692	2,765,577	2,608,096	318,398	332,148

CHANGES IN UNITS:
Beginning units	26,253	25,272	139,601	131,347	185,003	148,218	24,394	21,947
Units purchased	676	1,895	11,169	20,815	19,517	48,664	2,004	6,069
Units redeemed	(2,113)	(914)	(9,904)	(12,561)	(16,998)	(11,879)	(3,887)	(3,622)

Ending units	24,816	26,253	140,866	139,601	187,522	185,003	22,511	24,394

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRRESP		WRSTP		WRSCP		WRSCV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$31,574	33,654	-	-	-	-	3,002	25,765
Realized gain (loss) on investments	54,843	50,884	718,520	572,411	307,636	305,590	166,292	56,507
Change in unrealized gain (loss) on investments	557,798	(58,900)	(2,066,998)	7,496,796	(1,816,774)	4,299,030	(461,683)	589,725
Reinvested capital gains	180,612	-	2,027,427	1,199,385	1,719,315	-	515,975	190,589

Net increase (decrease) in contract owners’ equity resulting from operations	824,827	25,638	678,949	9,268,592	210,177	4,604,620	223,586	862,586

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	247,335	276,256	1,147,710	1,231,615	804,206	858,531	179,233	201,305
Transfers between funds	71,042	57,772	(314,869)	489,197	(9,992)	(347,485)	(31,921)	(12,084)
Surrenders (note 6)	(167,261)	(181,362)	(950,534)	(1,004,998)	(462,011)	(608,586)	(270,901)	(135,673)
Death Benefits (note 4)	(3,690)	-	(377,761)	(22,857)	(308,411)	(8,051)	(17,968)	(25,445)
Net policy repayments (loans) (note 5)	(25,191)	(1,306)	(293,381)	(380,594)	(90,011)	(144,811)	(30,615)	(13,838)
Deductions for surrender charges (note 2d)	(7,128)	(10,593)	(25,659)	(23,648)	(4,367)	(7,406)	(2,753)	(5,388)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(128,272)	(141,949)	(803,624)	(788,656)	(467,869)	(491,032)	(112,647)	(113,968)
Asset charges (note 3)	(13,580)	(12,920)	(108,574)	(93,429)	(63,195)	(58,061)	(13,497)	(12,617)
Adjustments to maintain reserves	18	(12)	(17)	(131)	(5)	(152)	2	(45)

Net equity transactions	(26,727)	(14,114)	(1,726,709)	(593,501)	(601,655)	(807,053)	(301,067)	(117,753)

Net change in contract owners’ equity	798,100	11,524	(1,047,760)	8,675,091	(391,478)	3,797,567	(77,481)	744,833
Contract owners’ equity beginning of period	2,759,088	2,747,564	25,378,395	16,703,304	14,804,600	11,007,033	3,392,161	2,647,328

Contract owners’ equity end of period	$3,557,188	2,759,088	24,330,635	25,378,395	14,413,122	14,804,600	3,314,680	3,392,161

CHANGES IN UNITS:
Beginning units	135,296	136,254	810,120	833,839	643,565	685,949	139,400	145,267
Units purchased	14,657	14,732	44,224	72,632	43,143	53,683	10,163	10,658
Units redeemed	(15,945)	(15,690)	(99,638)	(96,351)	(69,996)	(96,067)	(22,314)	(16,525)

Ending units	134,008	135,296	754,706	810,120	616,712	643,565	127,249	139,400

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRVP
	2014	2013
Investment activity:
Net investment income (loss)	$122,411	79,190
Realized gain (loss) on investments	244,066	122,052
Change in unrealized gain (loss) on investments	(684,355)	2,526,226
Reinvested capital gains	1,517,529	254,376

Net increase (decrease) in contract owners’ equity resulting from operations	1,199,651	2,981,844

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	586,688	616,776
Transfers between funds	282,596	(214,175)
Surrenders (note 6)	(781,746)	(526,537)
Death Benefits (note 4)	(310,153)	(57,217)
Net policy repayments (loans) (note 5)	(71,353)	(176,771)
Deductions for surrender charges (note 2d)	(8,132)	(13,140)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(342,728)	(346,087)
Asset charges (note 3)	(47,441)	(42,782)
Adjustments to maintain reserves	(18)	(4)

Net equity transactions	(692,287)	(759,937)

Net change in contract owners’ equity	507,364	2,221,907
Contract owners’ equity beginning of period	10,973,514	8,751,607

Contract owners’ equity end of period	$11,480,878	10,973,514

CHANGES IN UNITS:
Beginning units	465,254	502,162
Units purchased	40,463	32,852
Units redeemed	(66,969)	(69,760)

Ending units	438,748	465,254

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(g)	Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

On Select Life, Select Life II and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life and Select Life II contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $536,411 and $583,657, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. For Select Life II, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. For policies purchased where the insured is age 49 or younger, after the purchase payment has been held in the contract for thirteen years, the charge is 0%. For policies purchased where the insured is age 50 or older, after the purchase payment has been held in the contract for ten years, the charge is 0%.The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

For Select Life contracts, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30% per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10% per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life and Select Life II contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $3,293,625 and $2,705,021, respectively, and total transfers from the Account to the fixed account were $4,697,807 and $5,747,019, respectively.

(7) Fair Value Measurements

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1		Level 2			Level 3		Total
Separate Account Investments	$220,220,193	$		-	$		-	$220,220,193

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2014 are as follows:

		Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)		$5,376,284	$3,027,636
Variable Insurance Portfolios - Balanced (WRBP)		1,450,656	711,773
Variable Insurance Portfolios - Bond (WRBDP)		1,188,565	1,317,345
Variable Insurance Portfolios - Core Equity (WRCEP)		4,354,024	1,548,951
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)		811,260	580,527
Variable Insurance Portfolios - Energy (WRENG)		456,563	377,219
Variable Insurance Portfolios - Global Natural Resources (WRGNR)		384,765	427,481
Variable Insurance Portfolios - Growth (WRGP)		5,772,746	2,182,000
Variable Insurance Portfolios - High Income (WRHIP)		1,331,634	1,605,156
Variable Insurance Portfolios - International Growth (WRIP)		1,194,492	705,452
Variable Insurance Portfolios - International Core Equity (WRI2P)		1,305,427	897,367
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)		385,941	217,604
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		582,900	574,953
Variable Insurance Portfolios - Money Market (WRMMP)		494,057	730,078
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)		95,456	94,484
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)		33,533	28,140
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)		293,856	116,286
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)		431,523	184,503
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)		54,225	55,467
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		521,664	336,222
Variable Insurance Portfolios - Science and Technology (WRSTP)		2,418,336	2,117,600
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		2,078,765	961,097
Variable Insurance Portfolios - Small Cap Value (WRSCV)		845,318	627,410
Variable Insurance Portfolios - Value (WRVP)		2,467,605	1,519,938

	Total	$34,329,595	$20,944,689

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI Separate Account-5 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	916,427	$ 34.712427	$ 31,811,405	0.49%	-5.26%
2013	0.00%	977,058	36.641358	35,800,732	1.29%	25.13%
2012	0.00%	1,041,873	29.282343	30,508,483	1.15%	19.18%
2011	0.00%	1,108,778	24.570739	27,243,495	1.04%	-7.21%
2010	0.00%	1,204,283	26.478642	31,887,778	1.09%	8.67%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.00%	416,432	24.466178	10,188,499	0.94%	7.57%
2013	0.00%	424,182	22.743400	9,647,341	1.45%	23.70%
2012	0.00%	414,540	18.386328	7,621,868	1.46%	11.74%
2011	0.00%	413,056	16.453828	6,796,352	1.47%	3.31%
2010	0.00%	426,239	15.926209	6,788,371	1.97%	17.11%
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.00%	559,040	19.195899	10,731,275	3.86%	4.34%
2013	0.00%	606,332	18.398021	11,155,309	3.51%	-2.09%
2012	0.00%	682,645	18.790773	12,827,427	3.02%	5.78%
2011	0.00%	674,123	17.764013	11,975,130	2.58%	7.31%
2010	0.00%	653,104	16.554386	10,811,736	3.58%	6.04%
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.00%	1,246,579	22.005782	27,431,946	0.49%	9.68%
2013	0.00%	1,293,381	20.063921	25,950,294	0.54%	33.51%
2012	0.00%	1,328,636	15.028096	19,966,869	0.58%	18.60%
2011	0.00%	1,373,269	12.671042	17,400,749	0.36%	1.66%
2010	0.00%	1,408,532	12.463828	17,555,701	0.99%	20.89%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	0.00%	268,313	22.702325	6,091,329	1.14%	9.84%
2013	0.00%	281,669	20.668649	5,821,718	1.58%	29.61%
2012	0.00%	295,766	15.946468	4,716,423	1.07%	13.18%
2011	0.00%	307,059	14.089846	4,326,414	1.02%	-4.69%
2010	0.00%	315,928	14.783101	4,670,396	1.11%	16.37%
Variable Insurance Portfolios - Energy (WRENG)
2014	0.00%	136,690	13.700773	1,872,759	0.00%	-10.56%
2013	0.00%	136,989	15.318415	2,098,454	0.00%	27.76%
2012	0.00%	133,793	11.990271	1,604,214	0.00%	1.38%
2011	0.00%	131,438	11.827520	1,554,586	0.00%	-9.08%
2010	0.00%	134,269	13.008624	1,746,655	0.27%	21.96%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.00%	340,046	13.079032	4,447,473	0.00%	-13.04%
2013	0.00%	341,994	15.039494	5,143,417	0.00%	7.80%
2012	0.00%	385,418	13.951026	5,376,977	0.00%	1.88%
2011	0.00%	388,516	13.692916	5,319,917	0.00%	-21.45%
2010	0.00%	389,120	17.431089	6,782,785	0.00%	17.06%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.00%	1,440,606	20.441035	29,447,478	0.40%	11.81%
2013	0.00%	1,524,810	18.281756	27,876,204	0.42%	36.46%
2012	0.00%	1,616,802	13.397329	21,660,828	0.06%	12.74%
2011	0.00%	1,671,029	11.882947	19,856,749	0.39%	2.12%
2010	0.00%	1,722,180	11.635890	20,039,097	0.64%	12.58%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.00%	401,250	30.809238	12,362,207	4.83%	1.90%
2013	0.00%	433,153	30.233448	13,095,709	4.84%	10.50%
2012	0.00%	445,482	27.360866	12,188,773	6.31%	18.64%
2011	0.00%	458,577	23.061965	10,575,687	7.12%	5.26%
2010	0.00%	483,870	21.909693	10,601,443	7.25%	14.86%

(Continued)

NATIONWIDE VLI Separate Account-5 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - International Growth (WRIP)
2014	0.00%	441,205	$ 17.459571	$ 7,703,250	2.12%	0.96%
2013	0.00%	462,555	17.294306	7,999,568	0.90%	19.23%
2012	0.00%	477,316	14.505545	6,923,729	1.93%	18.05%
2011	0.00%	496,123	12.287431	6,096,077	0.41%	-7.32%
2010	0.00%	505,631	13.258058	6,703,685	0.97%	14.79%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	0.00%	236,028	23.456708	5,536,440	2.46%	1.44%
2013	0.00%	243,779	23.122909	5,636,880	1.63%	24.91%
2012	0.00%	243,610	18.511410	4,509,565	2.30%	13.33%
2011	0.00%	257,094	16.334495	4,199,501	1.52%	-13.88%
2010	0.00%	253,246	18.968050	4,803,583	1.37%	14.09%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	0.00%	71,330	28.170334	2,009,390	0.00%	-1.74%
2013	0.00%	75,409	28.669192	2,161,915	0.00%	57.28%
2012	0.00%	77,205	18.227918	1,407,286	0.00%	11.84%
2011	0.00%	81,075	16.297887	1,321,351	0.00%	-7.01%
2010	0.00%	85,651	17.526815	1,501,189	0.00%	40.85%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.00%	216,520	27.199092	5,889,147	0.00%	7.87%
2013	0.00%	230,071	25.214800	5,801,194	0.00%	29.94%
2012	0.00%	247,036	19.405403	4,793,833	0.00%	13.56%
2011	0.00%	242,733	17.088200	4,147,870	0.01%	-0.56%
2010	0.00%	237,764	17.184395	4,085,830	0.03%	31.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2014	0.00%	131,230	12.323403	1,617,200	0.02%	0.02%
2013	0.00%	150,412	12.320898	1,853,211	0.02%	0.02%
2012	0.00%	166,684	12.318397	2,053,280	0.02%	0.02%
2011	0.00%	190,859	12.315892	2,350,599	0.02%	0.02%
2010	0.00%	201,303	12.313388	2,478,722	0.07%	0.08%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.00%	34,762	14.991272	521,127	0.87%	4.86%
2013	0.00%	37,766	14.296660	539,928	1.27%	27.13%
2012	0.00%	34,614	11.245800	389,262	0.95%	12.18%
2011	0.00%	38,490	10.024382	385,838	1.39%	-4.15%
2010	0.00%	56,754	10.458627	593,569	1.06%	15.53%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.00%	24,816	13.700435	339,990	1.06%	3.39%
2013	0.00%	26,253	13.251090	347,881	1.42%	14.75%
2012	0.00%	25,272	11.548256	291,848	0.92%	6.95%
2011	0.00%	25,505	10.797811	275,398	0.39%	0.75%
2010	0.00%	2,870	10.717396	30,759	1.01%	9.38%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.00%	140,866	14.453363	2,035,987	1.03%	4.24%
2013	0.00%	139,601	13.865887	1,935,692	1.12%	20.83%
2012	0.00%	131,347	11.475254	1,507,240	0.96%	9.53%
2011	0.00%	112,789	10.476716	1,181,658	1.07%	-1.46%
2010	0.00%	104,409	10.631889	1,110,065	0.62%	12.63%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.00%	187,522	14.748015	2,765,577	1.01%	4.61%
2013	0.00%	185,003	14.097585	2,608,096	1.25%	23.81%
2012	0.00%	148,218	11.386092	1,687,624	0.75%	10.82%
2011	0.00%	121,702	10.274852	1,250,470	0.91%	-3.02%
2010	0.00%	119,284	10.594475	1,263,751	0.75%	14.46%

(Continued)

NATIONWIDE VLI Separate Account-5 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.00%	22,511	$ 14.144117	$ 318,398	1.03%	3.88%
2013	0.00%	24,394	13.615989	332,148	1.24%	17.71%
2012	0.00%	21,947	11.567708	253,876	0.74%	8.41%
2011	0.00%	12,082	10.670240	128,918	1.17%	0.00%
2010	0.00%	9,942	10.670425	106,085	0.93%	10.97%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.00%	134,008	26.544595	3,557,188	0.99%	30.17%
2013	0.00%	135,296	20.392978	2,759,088	1.17%	1.13%
2012	0.00%	136,254	20.165019	2,747,564	0.71%	17.72%
2011	0.00%	136,188	17.130093	2,332,913	0.74%	5.01%
2010	0.00%	135,609	16.313102	2,212,203	1.85%	28.51%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.00%	754,706	32.238560	24,330,635	0.00%	2.91%
2013	0.00%	810,120	31.326711	25,378,395	0.00%	56.38%
2012	0.00%	833,839	20.031810	16,703,304	0.00%	27.83%
2011	0.00%	879,640	15.670662	13,784,541	0.00%	-5.77%
2010	0.00%	949,228	16.629737	15,785,412	0.00%	12.75%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.00%	616,712	23.370913	14,413,122	0.00%	1.59%
2013	0.00%	643,565	23.004047	14,804,600	0.00%	43.36%
2012	0.00%	685,949	16.046430	11,007,033	0.00%	5.16%
2011	0.00%	708,755	15.258345	10,814,428	0.00%	-10.60%
2010	0.00%	746,183	17.067964	12,735,825	0.00%	28.85%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	0.00%	127,249	26.048772	3,314,680	0.09%	7.05%
2013	0.00%	139,400	24.334010	3,392,161	0.85%	33.53%
2012	0.00%	145,267	18.223880	2,647,328	0.45%	18.63%
2011	0.00%	152,866	15.361578	2,348,263	0.48%	-12.79%
2010	0.00%	160,257	17.614068	2,822,778	0.08%	26.41%
Variable Insurance Portfolios - Value (WRVP)
2014	0.00%	438,748	26.167363	11,480,878	1.08%	10.94%
2013	0.00%	465,254	23.586072	10,973,514	0.80%	35.34%
2012	0.00%	502,162	17.427856	8,751,607	1.30%	18.88%
2011	0.00%	530,298	14.659970	7,774,153	0.74%	-7.32%
2010	0.00%	542,579	15.817295	8,582,132	0.90%	18.71%

2014	Contract owners equity:				$220,217,380
2013	Contract owners equity:				$223,113,449
2012	Contract owners equity:				$182,146,241
2011	Contract owners equity:				$163,441,057
2010	Contract owners equity:				$175,699,550

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.